Loss Per Common Stock (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share
	Year ended December 31
	2020	2019
	Number of shares

Weighted average number of shares of Common Stock outstanding attributable to shareholders	1,519,122	1,424,045
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	206,862	164,289

(*) The effect of the inclusion of option and convertible loans in 2020 and 2019 is anti-dilutive.